Summary of Significant Accounting Policies and Critical Accounting Estimates (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31	$ 4,363	$ 3,910
Provision charged to cost of sales	5,238	4,631
Usage	(4,590)	(4,099)
Adjustments to previously provided warranties, net	(103)	(213)
Currency translation	28	134
Balance at December 31	$ 4,936	$ 4,363